Stock Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Stock Based Compensation
Note 12 - Stock Based Compensation

Note 12 - Stock Based Compensation

Stock Based Compensation

Stock based compensation consists of the amortization of common stock, stock options and warrants issued for prepaid services. For the three months ended June 30, 2021 and 2020, stock based compensation expense amounted to $223,998 and $135,109, respectively. For the six months ended June 30, 2021 and 2020, stock based compensation expense amounted to $255,908 and $249,749, respectively. Such expense is classified in selling, general and administrative expenses.

Common Stock

As of January 1, 2020, and pursuant to an advisory agreement dated as of November 20, 2019 and effective as of January 1, 2020 for a term of one year with a nonaffiliated third party, the Company issued 1,000,000 shares of common stock of the Company to such third party as and for the entire compensation to be paid for all services to be rendered during the term. These shares of common stock were valued at $200,000 in accordance with FASB ASC Topic 718. The fair value of the shares is being amortized to selling, general and administrative expenses within the Company’s condensed consolidated statements of operations over one year.

On March 23, 2021, and pursuant to a consulting agreement dated November 1, 2020, as amended on March 19, 2021, with a nonaffiliated third party, the Company issued 500,000 shares of common stock to such party as part of its compensation thereunder. These shares of common stock were valued at $615,000 in accordance with FASB ASC Topic 718. The fair value of the shares is being amortized to selling, general and administrative expenses within the Company’s condensed consolidated statements of operations over ten months.

On March 30, 2021, and pursuant to a business development agreement dated March 30, 2021 with a nonaffiliated third party, the Company issued 25,000 shares of common stock to such party for its compensation thereunder. These shares of common stock were valued at $29,250 in accordance with FASB ASC Topic 718. The fair value of the shares is being amortized to selling, general and administrative expenses within the Company’s condensed consolidated statements of operations over three months.

Stock Options

The Company accounts for stock-based compensation awards in accordance with the provisions of ASC 718, which addresses the accounting for employee stock options which requires that the cost of all employee stock options, as well as other equity-based compensation arrangements, be reflected in the condensed consolidated financial statements over the vesting period based on the estimated fair value of the awards.

A summary of stock option activity for the six months ended June 30, 2021 is presented below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value

January 1, 2021	16,218,326	$0.50	$3.57	$3,588,631
Grants	-	-	-	-
Exercises	(150,000)	0.75	-	-
Expirations	-	-	-	-
June 30, 2021	16,068,326	$0.49	$3.10	$8,720,095

Options exercisable at:
June 30, 2021	16,068,326	$0.49	$3.10	$8,720,095

The aggregate intrinsic value in the table above represents the total intrinsic value, based on the Company’s closing stock price of $1.02 as of June 30, 2021, which would have been received by the option holders had all option holders exercised their options as of that date.

On May 1, 2021, the Company issued 15,869 shares of common stock to a certain option holder upon the cashless exercise of an option to purchase 25,000 shares of common stock at an exercise price off $0.42 based upon a market price of $1.15 per share as determined under the terms of the option. On June 30, 2021, the Company issued 125,000 shares of common stock to a certain option holder upon a cash exercise of an option to purchase 125,000 shares of common stock at an exercise price of $0.81 or $101,250 in the aggregate.

Note 12 - Stock Based Compensation

Common Stock

As of January 1, 2020, and pursuant to an advisory agreement dated as of November 20, 2019 and effective as of January 1, 2020 for a term of one year with a nonaffiliated third party, the Company issued 1,000,000 shares of common stock of the Company to such third party as and for the entire compensation to be paid for all services to be rendered during the term. These shares of common stock were valued at $200,000 in accordance with FASB ASC Topic 718. The fair value of the shares was amortized to selling, general and administrative expenses within the Company’s condensed consolidated statements of operations during 2020.

On October 5, 2020, the Company issued 300,000 shares of common stock of the Company to a nonaffiliated third-party pursuant to a consulting agreement entered into on October 1, 2020. The value of the stock award was $102,000 and was charged to selling, general and administrative expenses in the statement of operations.

Stock. Options

The Company accounts for stock-based compensation awards in accordance with the provisions of ASC 718, which addresses the accounting for employee stock options which requires that the cost of all employee stock options, as well as other equity-based compensation arrangements, be reflected in the consolidated financial statements over the vesting period based on the estimated fair value of the awards.

A summary of stock option activity for the years ended December 31, 2020 and 2019 is presented below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (years)	Aggregate Intrinsic Value

December 31, 2018	9,161,510	$1.15	2.00	$-
Grants	4,700,000	0.27	5.00	-
Expirations	(1,308,184)	0.27	-	-
December 31, 2019	12,553,326	$0.55	4.02	$927

Grants	4,425,000	$0.38	4.73	$-
Exercised	(1,500)	0.17	-	-
Expirations	(758,500)	0.68	-	-
December 31, 2020	16,218,326	$0.50	3.57	$3,588,631

Options exercisable at:
December 31, 2019	12,563,326	$0.55	4.02	$927
December 31, 2020	16,093,326	$0.50	3.56	$3,532,381

The Company utilized the Black-Scholes options pricing model to value its options granted. The assumptions used for options granted during the years ended December 31, 2020 and 2019 are as follows:

	December 31, 2020	December 31, 2019
Exercise price	$0.19 - $0.58	$0.25-$0.27
Expected dividends	0%	0%
Expected volatility	84%-103%	100%-109%
Risk free interest rate	0.30-0.37%	1.73-3%
Expected life	4.12-5 years	5 years

On May 14, 2019, Frederick Van Zijl resigned as a director of the Company. In connection with such resignation, the Company has agreed to issue, and Mr. Van Zijl has agreed to accept, an aggregate of 235,184 shares of common stock of the Company in full and complete payment for service on the Board since his appointment in October 2018. Compensation of $63,500 based on the market price of the shares on the date of issuance was included in selling, general and administrative expenses within the Company’s consolidated statements of operations.

On June 4, 2019, Allan T. Grantham resigned as a director of the Company. In connection with such resignation, the Company has agreed to issue, and Mr. Grantham has agreed to accept, an aggregate of 229,333 shares of common stock of the Company in full and complete payment for service on the Board for 2018 and 2019. Compensation of $55,040 based on the market price of the shares on the date of issuance was included in selling, general and administrative expenses within the Company’s consolidated statements of operations.

On June 28, 2019, the Company granted nonqualified stock options to acquire an aggregate of 4,600,000 shares of the Company’s common stock under the Company’s 2017 Equity Plan to certain executive officers, employees and others. The options granted are exercisable at $0.27 per share, representing the fair market value of the common stock on the date of grant as determined under the 2017 Equity Plan. The options are fully vested and exercisable as of the date of grant and will expire five years thereafter. Based on a Black-Scholes valuation model, these options were valued at $898,207 in accordance with FASB ASC Topic 718 which was included in selling, general and administrative expenses within the Company’s consolidated statements of operations.

Also on June 28, 2019, the Company extended the expiration dates of previously granted nonqualified stock options to acquire an aggregate of 4,675,000 shares of the Company’s common stock under the Company’s 2014 Equity Plan to certain executive officers, employees and others. The extended options are exercisable from $0.42 to $1.36 per share, representing the original fair market value of the common stock on the date of grant as determined under the 2014 Equity Plan. The options are fully vested and exercisable and will now expire five years from the date of the extension. Based on a Black-Scholes valuation model, the stock option modification was valued at $745,989 in accordance with FASB ASC Topic 718 which was included in selling, general and administrative expenses within the Company’s consolidated statements of operations.

On December 20, 2019, the Company granted nonqualified stock options to acquire an aggregate of 100,000 shares of the Company’s common stock under the Company’s 2017 Equity Plan. The options were granted as compensation for a one year consulting agreement. The options granted are exercisable at $0.25 per share, representing the fair market value of the common stock on the date of grant as determined under the 2017 Equity Plan. The options are fully vested and exercisable as of the date of grant and will expire five years thereafter. Based on a Black-Scholes valuation model, these options were valued at $18,723 in accordance with FASB ASC Topic 718. The fair value of the option will be amortized to selling, general and administrative expenses within the Company’s consolidated statements of operations over one year.

On June 15, 2020, the Company granted nonqualified stock options to acquire an aggregate of 250,000 shares of the Company’s common stock under the Company’s 2017 Equity Incentive Plan (the “2017 Plan”) to an employee. The options granted are exercisable at $0.19 per share, representing the fair market value of the common stock on the date of grant as determined under the 2017 Plan. Fifty percent of the options are fully vested and exercisable as of the date of grant and fifty percent of the options vest on April 1, 2021. The options will expire five years from the date of grant. Based on a Black-Scholes valuation model, these options were valued at $37,882 in accordance with FASB ASC Topic 718 which will be expensed over the vesting period in selling, general and administrative expenses within the Company’s consolidated statements of operations.

On July 8, 2020, the Board of Directors of the Company approved an amendment to the 2017 Plan to increase the maximum number of shares of common stock that may be issued under the 2017 Plan from 8,000,000 to 12,000,000 shares. On the same date, the Company granted nonqualified stock options to the following executive officers to each acquire 500,000 shares of the Company’s common stock: Richard MacPherson (President and Chief Executive Officer), John Pavlish (Senior Vice President and Chief Technology Officer) and James Trettel (Vice President of Operations); and, also granted nonqualified stock options to the following persons to each acquire 250,000 shares of the Company’s common stock: Christopher Greenberg (Chairman of the Board) and David M. Kaye (director). All of such options were granted under the 2017 Plan and are exercisable at $0.19 per share, representing the fair market value of the common stock on the date of grant as determined under the 2017 Plan. The options are fully vested and exercisable as of the date of grant and will expire five years thereafter. Based on a Black-Scholes valuation model, these options were valued at $246,965 in accordance with FASB ASC Topic 718 which was expensed on the grant date in selling, general and administrative expenses within the Company’s consolidated statements of operations.

On December 14, 2020, the Company granted nonqualified stock options to the following executive officers to each acquire 500,000 shares of the Company’s common stock: Richard MacPherson (President and Chief Executive Officer), John Pavlish (Senior Vice President and Chief Technology Officer) and James Trettel (Vice President of Operations); and, also granted nonqualified stock options to the following persons to each acquire 250,000 shares of the Company’s common stock: Christopher Greenberg (Chairman of the Board) and David M. Kaye (director); and, also granted nonqualified stock options to the following persons to acquire 125,000 and 50,000, respectively, shares of the Company’s common stock: Jami Satterthwaite and Stacey Hyatt. All of such options were granted under the 2017 Plan and are exercisable at $0.58 per share, representing the fair market value of the common stock on the date of grant as determined under the 2017 Plan. The options are fully vested and exercisable as of the date of grant and will expire five years thereafter. Based on a Black-Scholes valuation model, these options were valued at $884,264 in accordance with FASB ASC Topic 718 which was expensed on the grant date in selling, general and administrative expenses within the Company’s consolidated statements of operations.

In December 2020, the Company issued 1,082 shares of common stock to a certain option holder upon the cashless exercise of an option to purchase 1,500 shares of common stock at an exercise price of $0.17 per share based upon a market value of $0.61 per share as determined under the terms of the option.